UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08349

Name of Fund:  BlackRock MuniHoldings Investment Quality Fund (MFL)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings

            Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.6%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$10,995	$12,212,146
6.13%, 6/01/19	4,980	5,546,525
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,940,737

		19,699,408
California — 25.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	8,920	9,581,596
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	5,370	6,066,059
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/37	10,000	10,039,400
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	3,330	3,815,547
2nd, 5.25%, 5/01/33	2,600	2,853,240
5.00%, 5/01/44	3,430	3,636,898
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	5,000	5,264,450
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,694,657
5.75%, 12/01/36	3,285	3,607,817
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	4,450	5,001,845
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	5,600	5,917,072
Irvine Ranch Water District, Special Assessment Bonds, 5.25%, 2/01/46	7,000	8,059,240
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	4,365	5,077,717

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO (a):
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17	$9,500	$9,763,245
Election of 2008, Series C, 5.25%, 8/01/20	3,375	3,810,308
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	4,110	4,780,670
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/19 (a)	2,000	2,204,400
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	16,426,050
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	4,500	5,287,185
5.50%, 11/01/31	2,615	3,063,446
5.50%, 11/01/33	2,000	2,338,860
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	3,240	3,761,932
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	1,685	1,892,996
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	12,250	13,788,233

		138,732,863
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	2,700	3,039,552
5.50%, 11/15/30	1,040	1,159,382
5.50%, 11/15/31	1,250	1,389,325
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	5,925	6,573,432

		12,161,691
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18 (a)	3,000	3,260,970

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds	Par (000)	Value
Florida — 7.8%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	$1,250	$1,415,188
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	5,996,982
5.25%, 10/01/30	3,255	3,569,986
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,816,958
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	680	688,146
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	325	329,638
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,443,555
Series B, AMT, 6.25%, 10/01/38	1,405	1,651,086
Series B, AMT, 6.00%, 10/01/42	1,885	2,150,747
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,270,595
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.50%, 10/01/18 (a)	2,250	2,422,350
5.00%, 10/01/31	5,465	5,932,749
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	3,225	3,628,480

		42,316,460
Hawaii — 1.9%
State of Hawaii Department of Transportation, COP, AMT:
5.25%, 8/01/25	1,350	1,503,468
5.25%, 8/01/26	2,500	2,765,550

Municipal Bonds	Par (000)	Value
Hawaii (continued)
State of Hawaii Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	$5,985	$6,313,696

		10,582,714
Illinois — 21.6%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 1/01/30	6,500	7,259,655
5.50%, 1/01/32	6,275	6,932,055
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	8,020	8,439,526
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	7,395	8,261,842
Series C, 6.50%, 1/01/21 (a)	16,800	19,875,072
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	6,000	6,562,980
Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,683,031
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	7,735	8,060,566
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	5,395	5,772,812
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,528,680
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	4,365	4,899,669
6.00%, 6/01/28	1,245	1,415,876
State of Illinois, GO:
5.25%, 2/01/32	5,525	5,603,345
5.50%, 7/01/33	7,820	8,094,404

2	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois Finance Authority, RB, University of Chicago, Series B, 5.50%, 7/01/18 (a)	$10,000	$10,671,800

		118,061,313
Indiana — 3.6%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	1,240	1,267,863
Indiana Municipal Power Agency, Refunding RB, Series A:
5.25%, 1/01/32	1,500	1,673,715
5.25%, 1/01/33	1,500	1,668,075
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	14,105	15,150,462

		19,760,115
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	500	542,475
Series A-2, 6.00%, 1/01/23	720	779,623
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	3,735	3,946,924

		5,269,022
Massachusetts — 0.2%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/27	1,000	1,095,960
Michigan — 3.7%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	6,320	6,837,102
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,015	6,641,041

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$5,780	$6,487,010

		19,965,153
Minnesota — 1.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	8,375	9,069,036
Mississippi — 2.9%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	8,045,705
Special Obligation, 6.75%, 12/01/31	3,775	4,712,219
Special Obligation, 6.75%, 12/01/33	2,350	2,933,435

		15,691,359
Nevada — 5.6%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	11,175	12,061,289
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	11,245	11,753,949
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/19 (a)	5,850	6,416,865

		30,232,103
New Jersey — 6.5%
New Jersey EDA, RB:
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	7,000	7,647,220
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	2,425	2,653,047
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	70	75,786
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	6,500	7,024,290
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	3,600	3,882,636

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	$5,410	$5,614,120
Series AA, 5.50%, 6/15/39	8,175	8,428,016

		35,325,115
New York — 9.1%
City of New York New York Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 6/15/40	7,500	8,090,325
Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 6/15/43	3,475	3,900,097
Water & Sewer System, Series FF-2, 5.50%, 6/15/40	4,000	4,340,520
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	4,000	4,506,960
Series A-1, 5.25%, 11/15/39	4,490	5,045,143
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/37	6,140	6,762,105
Series C-1, 5.25%, 11/15/56	5,410	5,988,383
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	10,000	11,099,600

		49,733,133
Ohio — 1.5%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/31	5,145	5,808,499
5.25%, 2/15/32	2,250	2,530,643

		8,339,142
Pennsylvania — 1.5%
State of Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/16 (a)	4,945	4,945,692
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	3,000	3,264,780

		8,210,472

Municipal Bonds	Par (000)	Value
South Carolina — 6.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	$6,735	$7,586,035
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 7/01/25	4,490	5,051,115
5.50%, 7/01/38	3,000	3,269,040
6.00%, 7/01/38	5,270	5,907,143
5.50%, 7/01/41	4,170	4,551,555
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	3,445	3,652,389
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	5,500	6,002,425

		36,019,702
Texas — 14.2%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	4,190	4,673,065
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	12,030	13,361,962
6.00%, 5/15/19 (a)	8,940	9,929,837
6.00%, 11/15/35	670	740,323
6.00%, 11/15/36	495	546,955
5.38%, 11/15/38	265	285,111
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,450	1,566,522
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/18 (a)	3,895	4,202,861
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	5,768,492
Series H, 5.00%, 11/01/37	4,575	4,838,017
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	3,735	4,227,945
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	5,555	6,296,370
Series K-1 (AGC), 5.75%, 1/01/19 (a)	12,150	13,180,320

4	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$7,170	$7,992,614

		77,610,394
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	1,750	1,911,333
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	4,300	4,750,382

		6,661,715
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	4,200	4,657,380
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	3,290	3,669,008

		8,326,388
Total Municipal Bonds — 123.9%		676,124,228

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Alabama — 8.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Senior Credit:
Ascension Health, Series C, 5.00%, 11/15/46	11,920	13,227,386
Ascension Group, Series B, 5.00%, 11/15/46	27,798	30,753,178

		43,980,564
California — 5.1%
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,587,488
State of California, GO, Refunding, Various Purposes, 4.00%, 9/01/34	13,790	14,046,287

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (continued)
University of California, Refunding RB, 5.00%, 5/15/38	$10,000	$11,276,100

		27,909,875
Florida — 2.1%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	11,260,222
Indiana — 1.9%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 5/01/18 (a)	9,850	10,415,981
Kentucky — 0.1%
Kentucky State Property & Building Commision, Refunding RB, Project No. 93, (AGC):
5.25%, 2/01/19 (a)	358	383,997
5.25%, 2/01/27	46	49,286

		433,283
Massachusetts — 2.7%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 9/01/42	15,000	14,951,400
Nevada — 2.6%
County of Clark Nevada Water Reclamation District, GO, Limited Tax (a):
6.00%, 7/01/18	8,000	8,608,000
Series B, 5.50%, 7/01/29	5,008	5,525,434

		14,133,434
New Jersey — 3.5%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,402	7,654,789
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	8,000	8,218,880

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series B, 5.25%, 6/15/36 (c)	$2,961	$2,986,761

		18,860,430
New York — 12.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	4,995	5,420,224
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	5,619	5,980,564
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	9,249	10,424,722
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2017, Sub-Series B-1, 5.00%, 8/01/40	5,000	5,562,800
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	15,664,530
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	8,200	9,280,510
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	13,500	14,483,880

		66,817,230
Texas — 7.6%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (a)(c)	12,027	13,004,422
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	9,640	10,915,661

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Texas (continued)
State of Texas, GO, Texas Transportation Commission, Highway Improvement, 5.00%, 4/01/43	$15,550	$17,367,018

		41,287,101
Utah — 2.7%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	6,373	6,748,228
County of Utah Utah, RB, IHS Health Services, Inc., Series B, 5.00%, 5/15/46	7,500	8,278,350

		15,026,578
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 48.6%		265,076,098
Total Long-Term Investments (Cost — $895,795,871) — 172.5%		941,200,326

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (d)(e)	3,007,401	3,007,401
Total Short-Term Securities (Cost — $3,007,401) — 0.5%		3,007,401
Total Investments (Cost — $898,803,272*) — 173.0%		944,207,727
Other Assets Less Liabilities — 1.9%		10,573,547
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.6)%		(134,384,010)
VRDP Shares, at Liquidation Value — (50.3)%		(274,600,000)

Net Assets Applicable to Common Shares — 100.0%		$545,797,264

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$765,342,890

Gross unrealized appreciation	$57,620,868
Gross unrealized depreciation	(12,924,790)

Net unrealized appreciation	$44,696,078

6	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(c)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 01, 2017 to November 15, 2019, is $19,874,974.

(d)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,476,692	(469,291)	3,007,401	$3,007,401	$6,465	$1,200

(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(22)	5-Year U.S. Treasury Note	March 2017	$2,592,562	$2,889
(63)	10-Year U.S. Treasury Note	March 2017	$7,844,484	30,743
(46)	Long U.S. Treasury Bond	March 2017	$6,958,938	45,188
(8)	Ultra U.S. Treasury Bond	March 2017	$1,291,250	6,685
Total				$85,505

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments	—	$941,200,326	—	$941,200,326
Short-Term Securities	$3,007,401	—	—	3,007,401

Total	$3,007,401	$941,200,326	—	$944,207,727

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$85,505	—	—	$85,505

[1]	See above Schedule of Investments for values in each state.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock MuniHoldings Investment Quality Fund (MFL)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for future contracts	$358,150	—	—	$358,150
Liabilities:
Bank overdraft	—	$(993,525)	—	(993,525)
TOB Trust Certificates	—	(134,168,759)	—	(134,168,759)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

Total	$358,150	$(409,762,284)	—	$(409,404,134)

During the period ended November 30, 2016, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2016	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 23, 2017